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                       Metropolitan Life Insurance Company
                [Metropolitan Life Insurance Company Letterhead]


April 29, 2008

Via EDGAR Transmission
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Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:      Metropolitan Life Insurance Company
         Metropolitan Life Separate Account E ("Registrant")
         Post-Effective Amendment No. 11  to Form N-4
         Registration No. 333-80547/811-4001
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         MetLife Settlement Plus(SM), A Variable Income Annuity

Gentlemen:

Pursuant to Rule 497(j) of the General Rules and Regulation of the Securities Act of 1933 (the "Act") as amended, the Prospectus for MetLife Settlement Plus(SM) and the Metropolitan Life Separate Account E Statement of Additional Information dated April 28, 2008 which were filed electronically on April 21, 2008 do not differ from the Prospectus and Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
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Myra L. Saul
Associate General Counsel